UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6707

Narragansett Insured Tax-Free Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2010
(unaudited)

Principal Amount	General Obligation Bonds (35.8%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGMC Insured	Aa2/AAA/NR	$2,339,788
2,500,000	4.375%, 02/15/29 AGMC Insured	Aa2/AAA/NR	2,679,775

	Coventry, Rhode Island
550,000	5.000%, 11/01/16 AMBAC Insured	Aa2/NR/NR	574,299
550,000	5.000%, 11/01/17 AMBAC Insured	Aa2/NR/NR	572,853

	Cranston, Rhode Island
1,000,000	4.250%, 04/01/18 NPFG Insured	A1/A/A	1,071,720
1,000,000	4.250%, 04/01/19 NPFG Insured	A1/A/A	1,061,780
1,000,000	4.300%, 04/01/20 NPFG Insured	A1/A/A	1,056,000
250,000	5.000%, 02/15/22 AGMC Insured	Aa3/AAA/AA-	264,878
1,000,000	4.500%, 04/01/23 NPFG Insured	A1/A/A	1,062,370
250,000	5.000%, 02/15/24 AGMC Insured	Aa3/AAA/AA-	263,650
2,455,000	4.625%, 07/01/25 AGMC Insured	Aa3/AAA/NR	2,632,104
1,500,000	4.500%, 04/01/26 NPFG Insured	A1/A/A	1,562,895
990,000	4.750%, 07/01/28 AGMC Insured	Aa3/AAA/NR	1,053,172
750,000	4.300%, 07/01/30 2010 Series A AGMC Insured	Aa3/AAA/A	775,920

	Cumberland, Rhode Island
250,000	4.000%, 02/01/14 NPFG FGIC Insured	A1/A/NR	265,565
250,000	4.000%, 02/01/15 NPFG FGIC Insured	A1/A/NR	262,858
250,000	4.000%, 02/01/16 NPFG FGIC Insured	A1/A/NR	261,808
250,000	4.100%, 02/01/17 NPFG FGIC Insured	A1/A/NR	261,850
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AAA/NR	1,117,760
250,000	4.150%, 02/01/18 NPFG FGIC Insured	A1/A/NR	261,203
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AAA/NR	668,748
1,255,000	5.000%, 10/01/18 NPFG Insured	A1/A/NR	1,285,459
1,040,000	5.200%, 10/01/21 NPFG Insured	A1/A/NR	1,064,378

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	Aa3/AAA/NR	2,574,500

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,091,840
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,928,058
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,163,540

	New Shoreham, Rhode Island
245,000	4.000%, 11/15/15 AMBAC Insured	NR/AA/NR	256,841
255,000	4.250%, 11/15/16 AMBAC Insured	NR/AA/NR	267,393
270,000	4.250%, 11/15/17 AMBAC Insured	NR/AA/NR	282,434
910,000	4.800%, 04/15/18 AMBAC Insured	NR/AA/NR	945,490
285,000	4.500%, 11/15/18 AMBAC Insured	NR/AA/NR	298,563
1,105,000	5.000%, 04/15/22 AMBAC Insured	NR/AA/NR	1,148,349

	Newport, Rhode Island
1,000,000	4.500%, 11/01/15 AMBAC Insured (pre-refunded)	Aa2/NR/NR	1,054,670
1,000,000	4.750%, 11/01/18 AMBAC Insured (pre-refunded)	Aa2/NR/NR	1,057,340
800,000	5.000%, 11/01/20 AMBAC Insured (pre-refunded)	Aa2/NR/NR	848,016

	North Kingstown, Rhode Island
500,000	3.750%, 10/01/12 NPFG FGIC Insured	Aa2/AA/NR	531,295

	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	Aa3/AAA/NR	515,280
500,000	3.650%, 10/15/14 AGMC Insured	Aa3/AAA/NR	529,720
2,225,000	3.625%, 07/15/15 AGMC Insured	Aa3/AAA/NR	2,273,438
500,000	3.750%, 10/15/15 AGMC Insured	Aa3/AAA/NR	527,090
250,000	4.000%, 10/15/17 AGMC Insured	Aa3/AAA/NR	261,913

	Pawtucket, Rhode Island
910,000	4.000%, 04/15/14 AMBAC Insured	A1/NR/BBB+	943,534
1,950,000	4.500%, 07/15/26 AGMC Insured	Aa3/NR/NR	2,094,671
1,500,000	4.750%, 07/15/29 AGMC Insured	Aa3/NR/NR	1,614,720

	Providence, Rhode Island
700,000	5.500%, 01/15/11 AGMC Insured	Aa3/AAA/NR	702,275
500,000	5.000%, 07/15/14 AGMC Insured	Aa3/AAA/AA-	569,165
1,000,000	5.000%, 01/15/16 FGIC Insured (pre-refunded)	A1/A/AA-	1,023,110
1,000,000	5.000%, 01/15/17 FGIC Insured (pre-refunded)	A1/A/AA-	1,023,110
1,000,000	5.000%, 01/15/18 FGIC Insured (pre-refunded)	A1/A/AA-	1,023,110

	State of Rhode Island
4,000,000	5.000%, 08/01/14 Series A NPFG FGIC Insured	Aa2/AA/AA	4,133,640
2,000,000	5.000%, 08/01/12 Series B NPFG Insured	Aa2/AA/AA	2,160,760
1,000,000	5.000%, 06/01/14 Series B NPFG FGIC Insured (pre-refunded)	Aa2/AA/AA	1,030,620
2,000,000	5.000%, 08/01/15 Series B NPFG FGIC Insured	Aa2/AA/AA	2,062,460
1,000,000	5.250%, 11/01/11 Series C NPFG Insured	Aa2/AA/AA	1,051,170
3,000,000	5.000%, 09/01/18 Series C NPFG Insured (pre-refunded)	Aa2/AA/AA	3,156,750
2,000,000	5.000%, 09/01/19 Series C NPFG Insured (pre-refunded)	Aa2/AA/AA	2,104,500
1,500,000	5.000%, 09/01/20 Series C NPFG Insured (pre-refunded)	Aa2/AA/AA	1,578,375
2,000,000	4.500%, 02/01/17 NPFG Insured	Aa2/AA/AA	2,163,240
2,000,000	5.250%, 11/01/17 FGIC Insured (pre-refunded)	Aa2/AA/AA	2,196,460

	Warwick, Rhode Island
250,000	4.000%, 07/15/11 AMBAC Insured	Aa2/AA-/NR	256,643
250,000	4.125%, 07/15/13 AMBAC Insured	Aa2/AA-/NR	263,275
665,000	4.250%, 07/15/14 AMBAC Insured	Aa2/AA-/NR	699,354
700,000	4.375%, 07/15/15 AMBAC Insured	Aa2/AA-/NR	734,027
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	Aa2/AAA/NR	1,121,660
770,000	4.600%, 07/15/17 AMBAC Insured	Aa2/AA-/NR	802,432
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	Aa2/AAA/NR	1,139,013
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	985,626
810,000	4.700%, 07/15/18 AMBAC Insured	Aa2/AA-/NR	845,235
1,000,000	5.000%, 01/15/19 NPFG FGIC Insured	Aa2/AA-/NR	1,020,110
855,000	4.750%, 07/15/19 AMBAC Insured	Aa2/AA-/NR	886,857
500,000	5.000%, 01/15/20 NPFG FGIC Insured	Aa2/AA-/NR	509,885

	West Warwick, Rhode Island
500,000	4.875%, 03/01/16 AMBAC Insured	A1/NR/BBB+	523,805
670,000	5.000%, 03/01/17 AMBAC Insured	A1/NR/BBB+	700,090
700,000	5.050%, 03/01/18 AMBAC Insured	A1/NR/BBB+	730,030
735,000	5.100%, 03/01/19 AMBAC Insured	A1/NR/BBB+	765,370
1,900,000	4.625%, 04/01/26 AGMC Insured	Aa3/NR/NR	2,068,910
1,400,000	4.750%, 04/01/29 AGMC Insured	Aa3/NR/NR	1,510,488

	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa2/AA/NR	989,415
900,000	4.000%, 07/01/18 NPFG Insured	Aa2/AA/NR	976,743

	Woonsocket, Rhode Island
655,000	4.450%, 12/15/12 NPFG FGIC Insured	Ba1/NR/BBB-	659,277
685,000	4.550%, 12/15/13 NPFG FGIC Insured	Ba1/NR/BBB-	689,473
550,000	4.250%, 03/01/25 AMBAC Insured	Ba1/NR/BBB-	566,011

	Total General Obligation Bonds		91,052,002

	Revenue Bonds (61.6%)

	Development Revenue Bonds (9.0%)

	Providence, Rhode Island Redevelopment Agency Revenue Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	A2/A-/NR	2,059,420
1,000,000	5.000%, 04/01/28 Series A AMBAC Insured	A2/A-/NR	1,022,560

	Rhode Island Convention Center Authority Revenue Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AAA/AA	2,165,620
1,500,000	5.500%, 05/15/27 AGMC Insured Series A	Aa3/AAA/AA-	1,690,410

	Rhode Island State Economic Development Corp.,
	Airport Revenue
540,000	4.625%, 07/01/26 AGMC Insured Series B	Aa3/AAA/A-	569,230
1,670,000	5.000%, 07/01/13 NPFG Insured Series C	A2/A/A-	1,805,153
1,000,000	5.000%, 07/01/18 AGMC Insured Series C	Aa3/AAA/A-	1,139,390
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A2/A/A-	1,587,315

	Rhode Island State Economic Development Corp., Motor Fuel Tax Revenue (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A1/A+/A+	1,046,810
500,000	3.750%, 06/15/13 Series 2003A AMBAC Insured	A1/A+/A+	526,335
2,385,000	4.700%, 06/15/23 Series 2003A AMBAC Insured	A1/A+/A+	2,452,305
1,000,000	4.000%, 06/15/18 Series 2006A AMBAC Insured	A1/A+/A+	1,051,420

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	Baa1/BBB+/NR	1,025,550

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGMC Insured	Aa2/AAA/AA-	1,742,835

	Rhode Island State Economic Development Corp.,
	University of Rhode Island
750,000	4.800%, 11/01/11 Series 1999 AGMC Insured	Aa3/NR/NR	751,230
750,000	4.900%, 11/01/12 Series 1999 AGMC Insured	Aa3/NR/NR	752,085
750,000	4.900%, 11/01/13 Series 1999 AGMC Insured	Aa3/NR/NR	752,025
750,000	5.000%, 11/01/14 Series 1999 AGMC Insured	Aa3/NR/NR	751,995

	Total Development Revenue Bonds		22,891,688

	Higher Education Revenue Bonds (23.2%)

	Rhode Island Health & Education Building Corp., Brown University
2,000,000	5.250%, 09/01/17 Series 2001 A NPFG Insured	Aa1/AA+/NR	2,073,260
2,500,000	4.750%, 09/01/33 Series 2003 A	Aa1/AA+/NR	2,591,150
1,000,000	4.750%, 09/01/37 Series 2003 A	Aa1/AA+/NR	1,032,820

	Rhode Island Health & Education Building Corp., Bryant College
1,000,000	5.125%, 06/01/19 AMBAC Insured	A2/A/NR	1,041,120
230,000	5.000%, 12/01/21 AMBAC Insured	A2/A/NR	235,548

	Rhode Island Health & Education Building Corp., Higher Educational Facilities
1,010,000	3.625%, 09/15/14 Series 2003 B NPFG Insured	Baa1/A/NR	1,035,391
1,050,000	4.000%, 09/15/15 Series 2003 B NPFG Insured	Baa1/A/NR	1,080,860
1,040,000	4.000%, 09/15/16 Series 2003 B NPFG Insured	Baa1/A/NR	1,065,251
600,000	3.625%, 09/15/14 Series 2003 C NPFG Insured	Baa1/A/NR	615,084
500,000	4.000%, 09/15/15 Series 2003 C NPFG Insured	Baa1/A/NR	514,695
500,000	4.000%, 09/15/16 Series 2003 C NPFG Insured	Baa1/A/NR	512,140
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,568,430
1,500,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	1,569,615
5,000,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	5,377,050

	Rhode Island Health & Education Building Corp., Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	Baa1/A/NR	525,785
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	Baa1/A/NR	1,023,822
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	Baa1/A/NR	896,454
1,360,000	4.000%, 04/01/12 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	1,407,831
3,210,000	4.000%, 04/01/13 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	3,377,915
500,000	5.250%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	539,515
2,000,000	4.000%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	2,092,660
1,500,000	5.000%, 04/01/29 NPFG Insured	Baa1/A/NR	1,502,415

	Rhode Island Health & Educational Building Corp., Higher Education Facility, New England Institute of Technology
3,000,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	3,087,030

	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design
250,000	4.400%, 06/01/15 NPFG Insured	A1/A/NR	258,735
585,000	4.600%, 06/01/17 NPFG Insured	A1/A/NR	604,200
505,000	4.700%, 06/01/18 Series 2001 NPFG Insured	A1/A/NR	521,226
280,000	4.750%, 06/01/19 Series 2001 NPFG Insured	A1/A/NR	288,786
1,310,000	5.625%, 08/15/22 Syncora Guarantee, Inc. Insured Series D	A1/NR/NR	1,406,233
900,000	5.000%, 08/15/23 Syncora Guarantee, Inc. Insured Series D	A1/NR/NR	943,677
1,000,000	5.000%, 06/01/31 NPFG Insured	A1/A/NR	1,022,120

	Rhode Island Health & Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	Aa3/AAA/NR	2,150,820

	Rhode Island Health & Educational Building Corp., Higher Education Facility, Roger Williams University
500,000	5.125%, 11/15/11 AMBAC Insured	NR/NR/NR*	502,290
1,000,000	5.125%, 11/15/14 Series 1996 S AMBAC Insured	NR/NR/NR*	1,004,540
1,000,000	5.000%, 11/15/18 Series 1996 S AMBAC Insured	NR/NR/NR*	999,890
500,000	5.000%, 11/15/24 AMBAC Insured	NR/NR/NR*	500,440

	Rhode Island Health & Educational Building Corp., University of Rhode Island
800,000	5.000%, 09/15/23 Series 2003 C Refunding NPFG Insured	Baa1/A/NR	820,432
1,200,000	4.000%, 09/15/11 Series 2005 G AMBAC Insured	Aa3/A+/NR	1,232,940
1,200,000	4.125%, 09/15/12 Series 2005 G AMBAC Insured	Aa3/A+/NR	1,261,080

1,200,000	4.125%, 09/15/13 Series 2005 G AMBAC Insured	Aa3/A+/NR	1,283,580
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	Aa3/A+/NR	1,029,900

	Rhode Island Health & Education Facilities Authority, Providence College
1,000,000	4.250%, 11/01/14 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,071,960
2,500,000	4.375%, 11/01/15 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,668,325
2,500,000	4.500%, 11/01/16 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,656,075
1,000,000	4.500%, 11/01/17 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,055,430
1,000,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured Series 2003 A	A2/NR/NR	1,047,170

	Total Higher Education Revenue Bonds		59,095,690

	Hospital Revenue Bonds (3.9%)

	Rhode Island Health & Education Building Corp., Lifespan Obligation
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	Aa3/AAA/NR	2,721,325
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	Aa3/AAA/NR	5,305,650
1,900,000	5.250%, 05/15/26 NPFG Insured	A3/A/NR	1,905,073

	Total Hospital Revenue Bonds		9,932,048

	Housing Revenue Bonds (0.4%)

	Rhode Island Housing & Mortgage Finance Corp. Homeowner Opportunity
1,000,000	3.750%, 10/01/13 Series 50-A NPFG Insured	Aa2/AA+/NR	1,048,150

	Lease Revenue Bonds (1.2%)

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AAA/AA-	1,062,620

	Rhode Island Certificates of Participation (Kent County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured Series 2004 A	Aa3/AA-/AA-	267,015

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGMC Insured	Aa3/AAA/AA-	1,106,310
500,000	5.625%, 04/01/29 Series C 2009 AGMC Insured	Aa3/AAA/AA-	551,185

			2,987,130

	Pollution Control Revenue Bonds (2.7%)

	Rhode Island Clean Water Finance Agency, Water Pollution
	Control Bonds
1,490,000	5.000%, 10/01/18 Series B NPFG-IBC Insured (pre-refunded)	Aaa/AA/NR	1,624,711
310,000	5.000%, 10/01/18 Series B NPFG-IBC Insured	Aaa/AAA/NR	331,120
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AA/NR	4,950,454

	Total Pollution Control Revenue Bonds		6,906,285

	Secondary School Revenue Bonds (11.3%)

	Providence, Rhode Island Public Building Authority, School Projects
500,000	5.500%, 12/15/14 Series 1996 B NPFG Insured	A2/A/NR	501,475
500,000	5.500%, 12/15/15 Series 1996 B NPFG Insured	A2/A/NR	501,465
1,000,000	5.250%, 12/15/14 Series 1998 A AGMC Insured	Aa3/AAA/NR	1,007,860
685,000	5.000%, 12/15/18 Series 1998 A AGMC Insured	Aa3/AAA/NR	688,658
500,000	5.125%, 12/15/14 Series 1999 A AMBAC Insured	A2/A-/NR	510,400
250,000	5.250%, 12/15/15 Series 1999 A AMBAC Insured	A2/A-/NR	254,825
1,500,000	5.250%, 12/15/17 Series 1999 A AMBAC Insured	A2/A-/NR	1,531,830
1,000,000	5.250%, 12/15/19 Series 1999 A AMBAC Insured	A2/A-/NR	1,016,480
1,395,000	4.000%, 12/15/12 Series 2003 A NPFG Insured	A2/A/NR	1,464,722
1,450,000	4.000%, 12/15/13 Series 2003 A NPFG Insured	A2/A/NR	1,523,428
1,505,000	4.000%, 12/15/14 Series 2003 A NPFG Insured	A2/A/NR	1,573,237
1,570,000	4.000%, 12/15/15 Series 2003 A NPFG Insured	A2/A/NR	1,631,889
1,630,000	4.000%, 12/15/16 Series 2003 A NPFG Insured	A2/A/NR	1,687,865
150,000	5.500%, 12/15/13 Series 2006 B NPFG Insured	A2/A/NR	150,470
3,000,000	4.500%, 05/15/27 Series A AGMC Insured	Aa3/AAA/NR	3,119,850
3,000,000	4.500%, 05/15/28 Series 2007 A AGMC Insured	Aa3/AAA/NR	3,105,660
3,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	Aa3/AAA/NR	3,105,660

	Rhode Island Health & Education Building Corp., Public School Financing
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured	Aa3/AAA/NR	1,126,190
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	548,545
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	Aa3/AAA/NR	1,049,310
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	567,245
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,082,840

	Total Secondary School Revenue Bonds		28,749,904

	Transportation Revenue Bonds (2.1%)

	Rhode Island State Turnpike & Bridge Authority Revenue
1,600,000	4.625%, 12/01/27 Series 2010A	NR/A-/A	1,688,176
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,117,620
1,580,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,656,883

	Total Transportation Revenue Bonds		5,462,679

	Water and Sewer Revenue Bonds (6.9%)

	Bristol County, Rhode Island Water Authority
750,000	5.250%, 07/01/17 Series 1997 A NPFG Insured	Baa1/A/NR	752,468
1,000,000	3.500%, 12/01/13 Series 2004 Refunding A NPFG Insured	Baa1/A/NR	1,043,450
1,000,000	3.500%, 12/01/14 Series 2004 Refunding A NPFG Insured	Baa1/A/NR	1,042,030

	Kent County, Rhode Island Water Authority
500,000	4.000%, 07/15/12 Series 2002 A NPFG Insured	Baa1/A/NR	527,635
1,055,000	4.150%, 07/15/14 Series 2002 A NPFG Insured	Baa1/A/NR	1,099,489

	Narragansett, Rhode Island Bay Commission Wastewater System Revenue
365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured	Baa1/AA-/NR	386,422
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	1,047,350
4,230,000	5.000%, 08/01/35 Series A NPFG Insured	Baa1/AA-/NR	4,366,756

	Rhode Island Clean Water Protection Finance Agency
295,000	4.600%, 10/01/13 Series A AMBAC Insured	Aaa/NR/NR	295,841
325,000	4.750%, 10/01/14 Series A AMBAC Insured	Aaa/NR/NR	325,939
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,548,863
1,250,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/A/NR	1,372,913
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,140
735,000	5.125%, 10/01/11 1999 Series C NPFG Insured	Aaa/NR/NR	737,418

	Rhode Island Water Resources Board Public Drinking Water Protection
1,500,000	4.000%, 03/01/14 Series 2002 NPFG Insured	Baa1/A/NR	1,548,120
595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	Baa1/AA-/NR	611,779
405,000	4.250%, 03/01/15 Series 2002 NPFG Insured (pre-refunded)	NR/A/NR	426,655

	Total Water and Sewer Revenue Bonds		17,634,268

	Other Revenue Bonds (0.9%)

	State of Rhode Island Depositors Economic Protection Corp.
500,000	6.000%, 08/01/17 NPFG Insured ETM	NR/A/NR	559,325
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	319,780
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/A/AAA	290,345
1,045,000	5.250%, 08/01/21 Series 1993 B NPFG Insured ETM (pre-refunded)	NR/A/NR	1,060,884

	Total Other Revenue Bonds		2,230,334

	Total Revenue Bonds		156,938,176

	Total Investments (cost $237,223,146-note b)	97.4%	247,990,178

	Other assets less liabilities	2.6	6,711,043

	Net Assets	100.0%	$254,701,221

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a rating service.

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	27.1%
Pre-refunded bonds †† / Escrowed to Maturity bonds	7.6
Aa of Moody's or AA of S&P or Fitch	26.6
A of Moody's or S&P or Fitch	33.3
Baa of Moody's or BBB of S&P or Fitch	1.2
Not rated*	4.2
100.0%

† Calculated using the highest rating of the three rating services.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGMC- Assured Guaranty Municipal Corp.
AMBAC- American Municipal Bond Assurance Corp.
CIFG -CDC IXIS Financial Guaranty
ETM- Escrowed to Maturity
FGIC- Financial Guaranty Insurance Co.
NPFG- National Public Finance Guarantee
NR - Not rated

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NARRAGANSETT INSURED TAX-FREE INCOME FUND
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $237,185,660 amounted to $10,804,518, which consisted of aggregate gross unrealized appreciation of $10,860,656 and aggregate gross unrealized depreciation of $56,138.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	247,990,178
Level 3 – Significant Unobservable Inputs	-
Total	$247,990,178
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 26, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 26, 2010